Credit Facilities, Long-Term Debt and Lease Liabilities - Restrictions on Non-Recourse Debt and Security (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Exchangeable securities	$ 750
Property, plant and equipment (Note 19)	5,665		$ 6,020
Intangible assets other than goodwill	243		281
Annual cash payments, net	37
Heartland Generation
Disclosure of detailed information about borrowings [line items]
Annual cash payments, net	40
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash	17		17
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment (Note 19)	1,570		1,750
Intangible assets other than goodwill	55		84
Non-recourse
Disclosure of detailed information about borrowings [line items]
Exchangeable securities	1,600		1,800
Restricted cash	101		117
Non-recourse | Secured by first rate ranking charge over subsidiaries
Disclosure of detailed information about borrowings [line items]
Notional amount	1,400		1,500
Non-recourse | Secured by equity interests of the issuer
Disclosure of detailed information about borrowings [line items]
Notional amount	65		75
Restricted Use Debt
Disclosure of detailed information about borrowings [line items]
Proceeds received	8	$ 9
Secured Debt | TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 166		$ 192